Trade and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Movement in the Loss Allowance for Trade and Other Receivables	The movement in the loss allowance for trade and other receivables during the year was as follows (refer to note 37 for details):

	SA Rand
Figures in million	2026	2025
Balance at beginning of year	171	212
Increase in loss allowance recognised during the year	124	40
Reversal of loss allowance during the year	(74)	(80)
Balance at end of year	221	171
The movement relates to various individually immaterial debtors.

Disclosure of allowance for credit losses [text block]	The loss allowance for trade and other receivables stratified according to the ageing profile at the reporting date is as follows:

	SA Rand
Figures in million	Gross	Loss allowance
30 June 2026
Not past due[1]	3 554	2
Past due by 1 to 30 days	56	—
Past due by 31 to 60 days	33	4
Past due by 61 to 90 days	14	2
Past due by more than 90 days	44	38
Past due by more than 361 days	193	175
Total	3 894	221
30 June 2025
Not past due[1]	2 383	—
Past due by 1 to 30 days	57	—
Past due by 31 to 60 days	14	—
Past due by 61 to 90 days	5	—
Past due by more than 90 days	33	28
Past due by more than 361 days	164	143
Total	2 656	171
[1]The gross amount includes the full trade receivables (metals) balance, which has no attributable loss allowance.